NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NET SALES
Gross sales	R$ 74,816,043	R$ 76,845,604	R$ 93,234,968
Taxes on sales	(5,634,075)	(5,884,335)	(8,372,931)
Discounts	(2,155,312)	(2,044,822)	(2,449,827)
Net sales	R$ 67,026,656	R$ 68,916,447	R$ 82,412,210